Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Restricted Cash and Cash Equivalent Item [Line Items]
Cash and cash equivalents	$ 444.3	$ 873.0	$ 919.4
Restricted cash and cash equivalents	72.8	374.6	184.1
Total cash, cash equivalents and restricted cash	517.1	1,247.6	$ 1,103.5	$ 946.6
Restricted investments securing reinsurance contracts and letter of credit facilities	1,098.0	850.7
Total cash, cash equivalents, restricted cash and restricted investments	1,615.1	2,098.3
Financial Standby Letter of Credit
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash and cash equivalents	19.7	21.5
Reinsurance Contracts
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash and cash equivalents	$ 53.1	$ 353.1